UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Pope Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue Suite 805 Memphis TN 38137
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road Building A, 2nd Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 901.763.4001

Date of fiscal year end: 4/30/2007

Date of reporting period: 1/31/2007

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

COMMON STOCK - (91.82%)	Shares	Value

ADVERTISING (0.84%)
Focus Media Holding, Ltd. - ADR *	3,000	$247,980

AGRICULTURE (1.06%)
Origin Agritech, Ltd. *	35,000	314,650

AUTO PARTS & EQUIPMENT (0.62%)
SORL Auto Parts, Inc. *	10,000	88,800
Wonder Auto Technology, Inc. *	20,000	96,000
		184,800

BIOTECHNOLOGY (2.60%)
American Oriental Bioengineering, Inc. *	21,000	269,850
China-Biotics, Inc. *	31,800	262,350
China-Biotics, Inc. * F	36,900	239,850
		772,050

CHEMICALS (2.49%)
Sinopec Shanghai Petrochemical Co., Ltd. - ADR	15,000	740,250

COMPUTERS & COMPUTER SERVICES (4.44%)
Comtech Group, Inc. *	10,000	164,600
China Expert Technology, Inc. *	50,000	292,500
PacificNet, Inc. *	120,000	859,200
		1,316,300

E-COMMERCE/SERVICES (2.53%)
Ctrip.com International, Ltd. - ADR	5,000	355,550
Global Sources, Ltd. *	10,000	191,000
Netease.com - ADR *	10,000	204,400
		750,950

ELECTRICAL COMPONENTS & EQUIPMENT (7.44%)
China BAK Battery, Inc. *	100,000	570,000
Fushi International, Inc. *	125,338	902,935
Fushi International, Inc. * F	30,000	183,000
Syntax-Brillian Corp. *	70,000	553,700
		2,209,635

ELECTRONICS (8.23%)
China Security & Surveillance Technology, Inc. *	160,000	2,240,000
NAM TAI Electronics, Inc.	15,000	202,800
		2,442,800

ENERGY-ALTERNATE SOURCES (1.86%)
Suntech Power Holdings Co., Ltd. - ADR *	15,000	552,000

FOOD (0.75%)
New Dragon Asia Corp. *	136,866	223,091

HEALTHCARE - PRODUCTS (4.52%)
China Medical Technologies, Inc. - ADR *	40,000	953,200
Mindray Medical International, Ltd. - ADR *	16,000	388,800
		1,342,000

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

COMMON STOCK - (91.82%) (continued)	Shares	Value

INSURANCE (1.04%)
China Life Insurance Co., Ltd. - ADR	7,000	$309,260

INTERNET CONTENT ENTERTAINMENT (2.14%)
Shanda Interactive Entertainment, Ltd. - ADR *	15,000	335,850
Tom Online, Inc. - ADR *	20,000	298,800
		634,650

MINING (5.40%)
Aluminum Corp. of China, Ltd. - ADR	25,000	563,500
Puda Coal, Inc. *	100,000	111,000
Yanzhou Coal Mining Co., Ltd. - ADR	20,000	929,000
		1,603,500

OIL & GAS (4.67%)
China Petroleum & Chemical Corp. - ADR	6,000	501,900
CNOOC, Ltd. - ADR	6,000	514,620
PetroChina Co., Ltd. - ADR	3,000	369,990
		1,386,510

PHARMACEUTICALS (4.35%)
Benda Pharmaceutical, Inc. *	24,800	49,600
Benda Pharmaceutical, Inc. * F	432,696	540,870
China Pharma Holdings, Inc. * F	400,000	700,000
		1,290,470

RUBBER & PLASTIC PRODUCTS (1.77%)
Fuwei Films Holdings Co., Ltd. *	45,000	526,050

SEMICONDUCTORS (3.24%)
Actions Semiconductor Co., Ltd. - ADR *	120,000	960,000

SOFTWARE (3.97%)
The9, Ltd. - ADR *	32,000	1,179,200

TELECOMMUNICATIONS (21.41%)
China GrenTech Corp., Ltd. - ADR *	60,000	841,800
China Mobile, Ltd. - ADR	22,000	1,015,300
China Netcom Group Corp. Hong Kong, Ltd. - ADR	15,000	756,900
China Techfaith Wireless Communication Technology, Ltd. - ADR *	60,000	581,400
Hurray! Holding Co., Ltd. - ADR *	100,000	590,000
KongZhong Corp. - ADR *	50,000	392,000
Linktone, Ltd. - ADR *	100,000	452,000
Qiao Xing Universal Telephone, Inc. *	105,000	1,726,200
		6,355,600

TRANSPORTATION (1.01%)
Guangshen Railway Co., Ltd. - ADR	10,000	300,000

UTILITIES (1.82%)
Huaneng Power International, Inc. - ADR	15,000	539,700

WEB PORTALS/ISP (3.62%)
Sohu.com, Inc. *	40,000	1,074,400

TOTAL COMMON STOCK (Cost $22,233,599)		27,255,846

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

		Shares	Value
	Expiration Date-
WARRANTS - (1.91%)	Exercise Price
Benda Pharmaceutical, Inc. * F	11/15/11 - .555	432,696	$300,724
China Pharma Holdings, Inc. * F	02/01/10 - 2.38	200,000	—
China Security & Surveillance Technology, Inc. *	07/31/11 - 5.40	20,000	172,000
Fushi International, Inc. *	12/13/10 - 3.67	26,562	93,871
TOTAL WARRANTS (Cost $37,711)			566,595

SHORT TERM INVESTMENTS (7.41%)
Fifth Third Institutional Money Market Fund, 5.14% ** (Cost $2,199,442)		2,199,442	2,199,442

TOTAL INVESTMENTS (Cost $24,470,752) - 101.14%			30,021,883
LIABILITIES IN EXCESS OF OTHER ASSETS NET - (1.14)%			(338,148)
NET ASSETS - 100%			$29,683,735

*	Non-income producing security.

**	Rate shown represents the rate at January 31, 2007, is subject to change and resets daily.

ADR	American Depositary Receipt

F
These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at January 31, 2007 is $1,964,444 which represents 6.62% of total net assets. Sales of shares of these securities are restricted until certain regulatory filings are approved. 216,348 shares and 216,348 warrants of Benda Pharmaceutical, Inc. were acquired on 11/08/06 at prices of $0.4622 per share and $0.00 per warrant. 108,174 shares and 108,174 warrants of Benda Pharmaceutical, Inc. were acquired on 01/25/07 at prices of $0.5919 per share and $0.1477 per warrant. 108,174 shares and 108,174 warrants of Benda Pharmaceutical, Inc. were acquired on 01/31/07 at prices of $0.6201 per share and $0.2009 per warrant. The current fair values of such securities are $1.25 per share and $0.695 per warrant which are 62.50% and 48.10%, respectively, of the market values of unrestricted securities of the same issuer. China-Biotics, Inc. was acquired on 03/24/06 at a price of $2.71 per share. The current fair value of such security is $6.50 per share which is 78.79% of the market value of unrestricted securities of the same issuer. 400,000 shares and 200,000 warrants of China Pharma Holdings, Inc. were acquired on 01/29/07 at prices of $1.70 per share and $0.00 per warrant. The current fair values of such securities are $1.75 per share and $0.00 per warrant which are 80.65% and 100%, respectively, of the market values of unrestricted securities of the same issuer. Fushi International, Inc. was acquired on 09/15/06 at a price of $6.25 per share. The current fair value of such security is $6.10 per share which is 84.68% of the market value of unrestricted securities of the same issuer.

The following information for the Halter Pope USX China Fund is presented on an income tax basis as of January 31, 2007:

Cost of investments for tax purposes	$24,470,752
Unrealized Appreciation / (Depreciation):
Gross Appreciation	6,501,965
Gross Depreciation	(950,834)
Net Unrealized Appreciation / (Depreciation)	$5,551,131

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pope Family of Funds

By: /s/ Stephen L. Parr
Name: Stephen L. Parr
Title: Principal Executive Officer
Date: March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Stephen L. Parr
Name: Stephen L. Parr
Title: Principal Executive Officer
Date: March 20, 2007

By: /s/ Casey McCandless
Name: Casey McCandless
Title: Principal Financial Officer
Date: March 20, 2007